Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 6: Debt

Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates as of March 31, 2017, were as follows:

	March 31, 2017	December 31, 2016
	(in millions)
Senior notes due 2021	$—	$1,500
Senior notes with a rate of 4.250%, due 2024	1,000	1,000
Senior notes with a rate of 4.625%, due 2025	900	—
Senior notes with a rate of 4.875%, due 2027	600	—
Senior secured term loan facility due 2020	—	750
Senior secured term loan facility with a rate of 2.98%, due 2023	3,959	3,209
Capital lease obligations with an average rate of 6.34%, due 2021 to 2030	237	227
Other debt with an average rate of 2.65%, due 2018 to 2026	22	20

	6,718	6,706
Less: unamortized deferred financing costs and discount	(89)	(90)
Less: current maturities of long-term debt(1)	(41)	(33)

	$6,588	$6,583

(1)	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Senior Notes

In March 2017, we issued $900 million aggregate principal amount of 4.625% Senior Notes due 2025 (the “2025 Senior Notes”) and $600 million aggregate principal amount of 4.875% Senior Notes due 2027 (the “2027 Senior Notes”), and incurred $21 million of debt issuance costs. Interest on the 2025 Senior Notes and the 2027 Senior Notes is payable semi-annually in arrears on April 1 and October 1 of each year, beginning in October 2017. The 2025 Senior Notes and the 2027 Senior Notes are guaranteed on a senior unsecured basis by us and certain of our wholly owned subsidiaries. We used the net proceeds of the 2025 Senior Notes and the 2027 Senior Notes, along with available cash, to redeem in full our $1.5 billion 5.625% Senior Notes due 2021 (the “2021 Senior Notes”), plus accrued and unpaid interest. In connection with the repayment, we paid a redemption premium of $42 million and accelerated the recognition of $18 million of unamortized debt issuance costs, which were included in loss on debt extinguishment in our condensed consolidated statement of operations.

Senior Secured Credit Facility

Our senior secured credit facility consists of a $1.0 billion senior secured revolving credit facility (the “Revolving Credit Facility”) and a senior secured term loan facility (the “Term Loans”). In March 2017, we amended the Term Loans pursuant to which $750 million of outstanding Term Loans due in 2020 were extended, aligning their maturity with the $3,209 million tranche of Term Loans due 2023. Additionally, the entire balance of the Term Loans was repriced with an interest rate of LIBOR plus 200 basis points. In connection with the refinancing of the Term Loans, we incurred $3 million of debt issuance costs, which were included in other non-operating income, net, in our condensed consolidated statement of operations. As of March 31, 2017, we had $23 million of letters of credit outstanding under our Revolving Credit Facility and a borrowing capacity of $977 million.

Debt Maturities

The contractual maturities of our long-term debt as of March 31, 2017 were as follows:

Year	(in millions)
2017(remaining)	$36
2018	59
2019	55
2020	56
2021	57
Thereafter	6,455

$6,718

Note 9: Debt

Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates as of December 31, 2016 were as follows:

	December 31,
	2016	2015
	(in millions)
Senior notes with a rate of 5.625%, due 2021	$1,500	$1,500
Senior notes with a rate of 4.250%, due 2024	1,000	—
Senior secured term loan facility with a rate of 3.50%, due 2020	750	4,225
Senior secured term loan facility with an average rate of 3.26%, due 2023	3,209	—
Capital lease obligations with an average rate of 6.34%, due 2018 to 2028	227	227
Other debt with an average rate of 2.65%, due 2018 to 2026	20	20

	6,706	5,972
Less: unamortized deferred financing costs and discount	(90)	(78)
Less: current maturities of long-term debt(1)	(33)	(7)

	$6,583	$5,887

(1)	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Senior Notes

In August 2016, we issued $1.0 billion aggregate principal amount of 4.250% Senior Notes due 2024 (the “2024 Senior Notes”) and incurred $20 million of debt issuance costs. Interest on the 2024 Senior Notes is payable semi-annually in arrears on March 1 and September 1 of each year.

As of December 31, 2016 the Senior Notes due 2021 (the “2021 Senior Notes”) and the 2024 Senior Notes were guaranteed on a senior unsecured basis by the same subsidiaries as the senior secured credit facility entered into in 2013 (the “Senior Secured Credit Facility”). See below and Note 24: “Condensed Consolidating Guarantor Financial Information” for additional information. The 2021 Senior Notes were redeemed in full in March 2017, see Note 26: “Subsequent Events” for additional information.

Senior Secured Credit Facility

Our Senior Secured Credit Facility consists of a $1.0 billion senior secured revolving credit facility (the “Revolving Credit Facility”) and a senior secured term loan facility (the “Term Loans”). The obligations of the Senior Secured Credit Facility are unconditionally and irrevocably guaranteed by us and substantially all of our direct or indirect wholly owned domestic subsidiaries.

In November 2016, we amended the Revolving Credit Facility to extend the maturity to November 2021 and incurred $5 million of debt issuance costs. As of December 31, 2016, we had $45 million of letters of credit outstanding under the Revolving Credit Facility and a borrowing capacity of $955 million. We are required to pay a commitment fee of 0.125 percent per annum under the Revolving Credit Facility in respect of the unused commitments thereunder.

In August 2016, we amended the Term Loans pursuant to which $3,225 million of outstanding Term Loans were converted into a new tranche of Term Loans due October 2023 with an interest rate of LIBOR plus 250 basis points. In connection with the modification of the Term Loans, we recognized an $8 million discount as a reduction to long-term debt in our consolidated balance sheet and $4 million of other debt issuance costs included in other non-operating income, net in our consolidated statement of operations. The Term Loans were amended again in March 2017, see Note 26: “Subsequent Events” for additional information.

Debt Maturities

The contractual maturities of our long-term debt as of December 31, 2016 were as follows:

Year	(in millions)
2017	$40
2018	50
2019	47
2020	798
2021	1,549
Thereafter	4,222

$6,706